MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, New York 10010

January 23, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust (the "Registrant")

Registration Numbers: 333-228999 and 811-22321

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectuses and Statement of Additional Information for the MainStay Funds Trust that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 1 to the Registrant’s Information Statement/Registration Statement on Form N-14 under the 1933 Act that became effective on January 22, 2019.

No fee is required in connection with this filing.

Please do not hesitate to contact me at 201-685-6221 if you have any questions regarding any of the foregoing.

Very truly yours,

/s/Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary